U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund and Jackson Square SMID-Cap Growth Fund (each a “Fund” and collectively, the “Funds”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2020, and filed electronically as Post-Effective Amendment No. 461 under the 1933 Act and Amendment No. 462 under the 1940 Act to the Trust’s Registration Statement on Form N-1A on February 27, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.